6. RISKS (Tables)	12 Months Ended
Dec. 31, 2018
Financial Risk Management Tables Abstract
Financial assets and liabilities in foreign currency
	Type	Amount of foreign currency	Exchange rate (1)	Total 12.31.2018	Total 12.31.2017

ASSETS

NON CURRENT ASSETS
Financial instruments
Other receivables
Related parties	US$	38.2	37.600	1,436	1,165
Third parties	US$	129.3	37.500	4,849	1,717
Financial assets at fair value through profit and loss
Third parties	US$	3.6	37.500	135	-
Total non current assets				6,420	2,882

CURRENT ASSETS

Financial instruments
Financial assets at fair value through profit and loss
Third parties	US$	300.6	37.500	11,272	7,204
Derivative financial instruments
Third parties	US$	-		-	6
Trade and other receivables
Related parties	US$	9.9	37.600	372	279
Third parties	US$	180.8	37.500	6,780	8,600
	U$	4,050.9	1.157	4,688	-
	EUR	0.4	42.840	17	-

Cash and cash equivalents	US$	163.6	37.500	6,135	596
	EUR	17.3	42.840	741	10
Total current assets				30,005	16,695
Non current assets classified as held for sale	US$			-	1,067
Total assets				36,425	20,644

	Type	Amount of foreign currency	Exchange rate (1)	Total 12.31.2018	Total 12.31.2017

LIABILITIES

NON CURRENT LIABILITIES

Financial instruments
Trade and other payables
Third parties	US$	6.7	37.700	251	185
Borrowings
Related parties	US$	-		-	21
Third parties	US$	1,717.5	37.700	64,750	47,842

Non financial instruments
Provisions
Third parties	US$	104.8	37.700	3,951	4,317
Taxes payables
Third parties	US$	7.7	37.700	290	-
Total non current liabilities				69,242	52,365

CURRENT LIABILITIES

Financial instruments
Trade and other payables
Related parties	US$	2.8	37.600	105	59
Third parties	US$	132.5	37.700	4,995	6,867
	EUR	4.3	43.160	186	741
	CHF	-	-	-	18
	SEK	1.0	4.200	4	71
Borrowings
Third parties	US$	306.4	37.700	11,551	5,875
Derivative financial instruments
Third parties	US$	1.3	37.700	49	-

Non financial instruments
Salaries and social security payable
Third parties	US$	0.3	37.700	11	4
				2	-
Taxes payables
Third parties	US$	5.9	37.700	222	28
Provisions
Related parties	US$	-	37.600	-	585
Third parties	US$	18.1	37.700	682	413
Total current liabilities				17,807	14,661
Liabilities associated to assets classified as held for sale	US$	-	-	-	1,897
Total liabilities				87,049	68,923
Net Position Liability				(50,624)	(48,279)

Exposure to the price risk
	Increase (decrease) of the result for the year
Financial assets	12.31.2018	12.31.2017
Shares	47	29
Government securities	1,123	741
Investment funds	400	1,416
Variation of the result of the year	1,570	2,186

Borrowings classified by interest rate
	12.31.2018	12.31.2017
Fixed interest rate:
Argentinian pesos	550	3,352
U.S dollar	70,149	49,858
Subtotal loans granted at a fixed interest rate	70,699	53,210

Floating interest rates:
Argentinian pesos	4,074	5,320
U.S dollar	4,950	3,112
Subtotal loans granted at a floating interest rate	9,024	8,432

Non interest accrued
U.S dollar	1,165	1,029
Argentinian pesos	1,202	768
Subtotal no interest accrued	2,367	1,797
Total borrowings	82,090	63,439

Expected credit loss on trade receivables and financial assets rates
	Undue	30 days	60 days	90 days	120 days	150 days	180 days	+ 180 days
Generation	0.04%	0.09%	2.62%	3.39%	9.37%	13.56%	19.82%	28.88%
Oil and Gas	2.20%	4.42%	11.11%	20.42%	42.85%	47.32%	49.20%	56.32%
Distribution of energy	8%	8%	12%	19%	26%	59%	69%	69%
Petrochemicals	0.03%	0.08%	1.41%	4.98%	11.52%	20.36%	24.91%	25.24%
Holding	0.96%	1.25%	2.03%	2.85%	19.86%	26.41%	32.95%	32.97%

Liquidity index
	12.31.2018	12.31.2017

Current assets	57,361	55,331
Current liabilities	44,606	44,236

Index	1.29	1.25

Financial liabilities contractual undiscounted cash flows maturity
As of December 31, 2018	Trade and other payables	Borrowings	Total
Less than three months	12,412	4,217	16,629
Three months to one year	20,072	12,007	32,079
One to two years	334	9,130	9,464
Two to five years	100	33,634	33,734
More than five years	-	36,844	36,844
Total	32,918	95,832	128,750

As of December 31, 2017	Trade and other payables	Borrowings	Total
Less than three months	17,778	20,576	38,354
Three months to one year	8,865	19,102	27,967
One to two years	326	6,151	6,477
Two to five years	180	24,545	24,725
More than five years	-	44,647	44,647
Without established term	8,963	8,964	17,927
Total	36,112	123,985	160,097

Financial leverage ratios
	12.31.2018	12.31.2017
Total borrowings	82,090	63,439
Less: cash and cash equivalents, and financial assets at fair value through profit and loss	(24,370)	(22,755)
Net debt	57,720	40,684
Total capital attributable to owners	109,243	65,649
Leverage ratio	52.84%	61.97%